Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 351,493	¥ 346,995	¥ 712,316	¥ 685,475
Consolidated, Income (loss) before income taxes		83,039	81,774	160,482	144,539
Consolidated, Long-lived assets		444,494		444,494		¥ 455,674
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	54,250	64,186	120,012	130,577
Consolidated, Income (loss) before income taxes		(1,460)	6,937	6,414	22,186
Consolidated, Long-lived assets		129,274		129,274		125,222
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	47,991	37,582	91,922	77,408
Consolidated, Income (loss) before income taxes		(1,354)	7,900	891	3,472
Consolidated, Long-lived assets		69,027		69,027		66,167
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	15,262	19,650	32,344	35,158
Consolidated, Income (loss) before income taxes		3,665	8,322	9,012	14,383
Consolidated, Long-lived assets		12,531		12,531		13,043
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	117,503	121,418	244,278	243,143
Consolidated, Income (loss) before income taxes		851	23,159	16,317	40,041
Consolidated, Long-lived assets		210,832		210,832		204,432
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	233,990	225,577	468,038	442,332
Consolidated, Income (loss) before income taxes		82,188	¥ 58,615	144,165	¥ 104,498
Consolidated, Long-lived assets		¥ 233,662		¥ 233,662		¥ 251,242

[1]	There is no revenue derived from transactions with a single major external customer.